SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 27, 2026 CAD ($) Share $ / shares shares	Jun. 30, 2026 CAD ($) shares	Mar. 31, 2026 CAD ($) $ / shares	Mar. 31, 2025 CAD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Price per unit issued | $ / shares			$ 1.06	$ 1.3
Exercise price of warrants granted | $ / shares				$ 3
Equity issue related cost | $			$ 702,838	$ 0
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placement | $	$ 18,000,000
Number of units issued | shares	18,000,000
Price per unit issued | $ / shares	$ 1
Exercise price of warrants granted | $ / shares	$ 1.5
Equity issue related cost | $	$ 1,197,360
Number of warrants issued | Share	1,197,360
Number of common shares issued | shares		800,033
Proceeds from issue of ordinary shares | $		$ 571,841